SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Rooms	$ 22,282	$ 19,828	$ 16,819
Food and beverage	53,941	43,838	39,014
Entertainment, retail and others	7,683	8,301	7,238
Total casino expenses	$ 83,906	$ 71,967	$ 63,071